Income Taxes - The Company and its subsidiaries are liable to income taxes in their respective jurisdiction (Details)	Dec. 31, 2023 USD ($)
INDIA
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 0
Ten Years [Member] | TAIWAN
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,359,658
Indefinite [Member] | UNITED STATES
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	5,542,459
Indefinite [Member] | SPAIN
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	844,411
Tax Losses Previously Created Will Be Dissolved On Demerger [Member] | UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 191,771,010